Document And Entity Information	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2022
Entity Registrant Name	Iterum Therapeutics plc
Entity Central Index Key	0001659323
Entity Emerging Growth Company	true
Entity File Number	001-38503
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Fitzwilliam Court
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not applicable
City Area Code	+353
Local Phone Number	1 669-4820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ITRM
Security Exchange Name	NASDAQ